Business Combinations - Summary of Gross Sales and Net Earnings from Continuing Operations Before Income Taxes (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Agrium Inc [member]
Disclosure of detailed information about business combination [line items]
Sales	$ 14,551
Net earnings from continuing operations before income taxes	546
Retail Acquisitions [member]
Disclosure of detailed information about business combination [line items]
Sales	213
Net earnings from continuing operations before income taxes	$ 10